Securities (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Securities [Abstract]
Securities
NOTE (4) – Securities

The following table summarizes the amortized cost and fair value of the available-for-sale investment securities portfolios as of the periods indicated and the corresponding amounts of unrealized gains which were recognized in accumulated other comprehensive (loss) income:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
September 30, 2020:
Federal agency mortgage-backed securities	$6,182	$278	$-	$6,460
Federal agency debt	2,850	208	-	3,058
Municipal bonds	850	4	-	854
Total available-for-sale securities	$9,882	$490	$-	$10,372
December 31, 2019:
Federal agency mortgage-backed securities	$7,792	$164	$-	$7,956
Federal agency debt	3,014	36	-	3,050
Total available-for-sale securities	$10,806	$200	$-	$11,006

At September 30, 2020, the Bank had 4 federal agency debt securities with total amortized cost of $2.9 million, estimated total fair value of $3.1 million and an estimated average remaining life of 5.6 years.  The Bank also had 22 federal agency mortgage-backed securities with total amortized cost of $6.2 million, estimated total fair value of $6.5 million and an estimated average remaining life of 2.9 years.  Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

There were no securities pledged to secure public deposits at September 30, 2020 and December 31, 2019.  At September 30, 2020 and December 31, 2019, there were no holdings of securities by any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of stockholders’ equity.

During the third quarter and the nine months of 2020, the Bank purchased two municipal bonds totaled $850 thousand at 1.41% weighted average rate and 7.0 years of weighted average life.  There were no sales of securities during the three and nine months ended September 30, 2020 and 2019.

The Bank held 26 and 24 securities with unrealized gains at September 30, 2020 and December 31, 2019, respectively.  All the Bank’s securities were issued by the federal government or its agencies and municipalities. The unrealized gains on our available-for-sale securities at September 30, 2020 were primarily caused by movements in market interest rates subsequent to the purchase of such securities.

Note 2 – Securities

The following table summarizes the amortized cost and fair value of the available-for-sale investment securities portfolios at December 31, 2019 and December 31, 2018 and the corresponding amounts of unrealized gains (losses) which are recognized in accumulated other comprehensive income:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
December 31, 2019:
Federal agency mortgage-backed securities	$7,792	$164	$-	$7,956
Federal agency debt	3,014	36	-	3,050
Total available-for-sale securities	$10,806	$200	$-	$11,006
December 31, 2018:
Federal agency mortgage-backed securities	$9,575	$88	$(155)	$9,508
Federal agency debt	5,317	-	(103)	5,214
Total available-for-sale securities	$14,892	$88	$(258)	$14,722

At December 31, 2019, the Bank had two federal agency debt securities with total amortized cost of $3.0 million and estimated total fair value of $3.1 million and an estimated average remaining life of 5.6 years. The Bank also had 22 federal agency mortgage-backed securities with total amortized cost of $7.8 million, estimated total fair value of $8.0 million and an estimated average remaining life of 4.4 years. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In 2019, one federal agency debt security with total amount of $2.0 million matured. The Bank did not replace this matured security during 2019.

At December 31, 2019 and 2018, there were no securities pledged to secure public deposits since those public deposits are under $250 thousand which are fully insured by FDIC. At December 31, 2019 and 2018, there were no holdings of securities by any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of stockholders' equity.

There were no sales of securities during the years ended December 31, 2019 and 2018.

The Bank held 24 securities with unrealized gains and no securities with unrealized losses at December 31, 2019, compared to no securities with unrealized gains and ten securities with unrealized losses at December 31, 2018. Securities in unrealized loss positions are analyzed as part of our ongoing assessment of other-than-temporary impairment. Consideration is given to the financial condition and near-term prospects of the issuer, the length of time and the extent to which the fair value has been less than the cost, and our intent and ability to retain our investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. All the Bank's securities were issued by the federal government or its agencies.